787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

November 29, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Managed Income Fund, a series of BlackRock Funds II

(File No. 333-142592 and File No. 811-22061)

Ladies and Gentlemen:

On behalf of BlackRock Funds II and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated November 14, 2016, to the Prospectus, dated October 1, 2016, for BlackRock Managed Income Fund (the “Fund”). The purpose of the filing is to submit the 497(e) filing dated November 14, 2016 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at (212) 728-8172.

Very truly yours,

/s/ Dean A. Caruvana
Dean A. Caruvana

Enclosures

cc:	Ben Archibald, Esq., BlackRock Advisors, LLC